Long term incentive plan (Details) - $ / shares	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Stock Option [Member]
Statement [Line Items]
Grant date	December 22, 2015	July 3, 2014
Vesting date	December 22, 2015	July 3, 2014
Expiration date	December 22, 2020	July 3, 2019
Exercise price	$ 0.56	$ 1.50
Opening balance	630,001	115,000
Granted (Expired or Cancelled)	(557,826)	(115,000)
Exercised	(72,175)
Closing balance	0
Stock Option 2 [Member]
Statement [Line Items]
Grant date	March 26, 2019	December 22, 2015
Vesting date	March 26, 2019	December 22, 2015
Expiration date	March 26, 2024	December 22, 2020
Exercise price	$ 1.00	$ 0.56
Opening balance	1,185,000	670,001
Granted (Expired or Cancelled)	(315,000)	(40,000)
Exercised	(290,000)
Closing balance	580,000	1,185,000
Stock Option 1 [Member]
Statement [Line Items]
Grant date	June 9, 2017	February 26, 2015
Vesting date	June 9, 2017	February 26, 2015
Expiration date	June 9, 2022	February 26, 2020
Exercise price	$ 0.66	$ 2.00
Opening balance	1,810,000	287,000
Granted (Expired or Cancelled)	(470,000)	(287,000)
Exercised	(440,000)
Closing balance	900,000
Stock Option 3 [Member]
Statement [Line Items]
Grant date	March 19, 2021	June 9, 2017
Vesting date	March 19, 2021	June 9, 2017
Expiration date	March 19, 2024	June 9, 2022
Exercise price	$ 3.60	$ 0.66
Opening balance	0	1,810,000
Granted (Expired or Cancelled)	1,300,000
Closing balance	1,300,000	1,810,000
Total [Member]
Statement [Line Items]
Opening balance	3,625,001	4,067,001
Granted (Expired or Cancelled)	(42,826)	(442,000)
Exercised	(802,175)
Closing balance	2,780,000	3,625,001
Stock Option 4 [Member]
Statement [Line Items]
Grant date		March26,2019
Vesting date		March 26, 2019
Expiration date		March 26, 2024
Exercise price		$ 1.00
Opening balance		1,185,000
Closing balance		1,185,000